LIQUIDITY - 10K	3 Months Ended
Mar. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
LIQUIDITY	LIQUIDITY
These financial statements have been prepared on the basis that the Company is a going concern, which contemplates, among other things, the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has not generated any significant revenues from operations since inception and does not expect to do so in the foreseeable future. The Company has incurred operating losses since its inception in 2009 and as a result has incurred $31,533 in accumulated deficit through December 31, 2023. The Company has financed its working capital requirements to date through the issuance of equity and debt securities. As of December 31, 2023, the Company had cash of approximately $1,808.
In connection with signing the Merger Agreement, the Company, GRI Operations and Altium Growth Fund, LP (Altium) entered into a Securities Purchase Agreement, dated December 13, 2022 (the Equity SPA), pursuant to which Altium agreed to invest $12,250 in cash and cancel any outstanding principal and accrued interest on the Bridge Notes (as defined below) in return for the issuance of shares of GRI Operations common stock immediately prior to the consummation of the Merger. Pursuant to the Equity SPA, immediately prior to the Closing, GRI Operations issued 74,584 shares of GRI Operations common stock (the Initial Shares) to Altium and 298,339 shares of GRI Operations common stock (the Additional Shares) into escrow with an escrow agent for net proceeds of $11,704, after deducting offering expenses of $546.
At the closing, pursuant to the Merger, the Initial Shares converted into an aggregate of 2,789 shares of the Company’s Common Stock, par value $0.0001 per share (Common Stock) and the Additional Shares converted into an aggregate of 11,157 shares of the Common Stock. On May 8, 2023, in accordance with the terms of the Equity SPA, the Company and Altium authorized the escrow agent to, subject to beneficial ownership limitations, disburse to Altium all of the shares of the Common Stock issued in exchange for the Additional Shares.
On February 1, 2024, the Company entered into a securities purchase agreement (the Purchase Agreement), pursuant to which the Company agreed to issue and sell, in a public offering (the Offering), (i) 25,419 shares (the Shares) of Common Stock, (ii) 359,196 pre-funded warrants (the Pre-Funded Warrants) exercisable for an aggregate of 359,196 shares of Common Stock, (iii) 384,615 Series B-1 common warrants (the Series B-1 Common Warrants) exercisable for an aggregate of 384,615 shares of Common Stock, and (iv) 384,615 Series B-2 common warrants (the Series B-2 Common Warrants, and together with the Series B-1 Common Warrants, the Common Warrants) exercisable for an aggregate of 384,615 shares of Common Stock for gross proceeds of $5,500. The Common Warrants together with the Pre-Funded Warrants are referred to in this Annual Report on Form 10-K for the year ended December 31, 2023 (Annual Report) as the “Warrants.” The securities were offered in combinations of (a) one Share or one Pre-Funded Warrant, together with (b) one Series B-1 Common Warrant and one Series B-2 Common Warrant, for a combined purchase price of $14.30 (less $0.0013 for each Pre-Funded Warrant).
Subject to certain ownership limitations, the Warrants are exercisable upon issuance. Each Pre-Funded Warrant is exercisable for one share of Common Stock at a price per share of $0.0013 and does not expire. Each Series B-1 Common Warrant is exercisable into one share of Common Stock at a price per share of $14.30 for a five-year period after February 6,2024, the date of issuance. Each Series B-2 Common Warrant is exercisable into one share of Common Stock at a price per share of $14.30 for an 18-month period after February 6, 2024 the date of issuance. In connection with the issuance of the securities pursuant to the Purchase Agreement, the exercise price of the Series A-1 Warrants was reduced to par, or $0.0001, per share pursuant to the terms of the Series A-1 Warrants.
Based on the Company’s current operating plan, the Company believes that its existing cash and cash equivalents will be sufficient to fund its operating expenses and capital expenditure requirements into the second half of 2024.
The Company’s ability to continue as a going concern is dependent on its ability to raise additional capital to fund its business activities, including its research and development program. The Series T Warrants issued in connection with the Merger are not presently subject to forced exercise by the Company as the equity conditions for their forced exercise, which include (among other things) a requirement that shares of the Common Stock have a value weighted average price of at least $838.11 per share for the periods specified in the Series T Warrants, are not met. The Company intends to raise capital through additional issuances of equity securities and/or short-term or long-term debt arrangements, but there can be no assurances any such financing will be available when needed, even if the Company’s research and development efforts are successful. If the Company is not able to obtain additional financing on acceptable terms and in the amounts necessary to fully fund its future operating requirements, it may be forced to reduce or discontinue its operations entirely. Therefore, there is substantial doubt about the Company’s ability to continue as a going concern for a period of one year from the issuance of these financial statements. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might result from this uncertainty.
LIQUIDITY
These unaudited interim consolidated financial statements have been prepared on the basis that the Company is a going concern, which contemplates, among other things, the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has not generated any significant revenues from operations since inception and does not expect to do so in the foreseeable future. The Company has incurred operating losses since its inception in 2009 and, as a result, has incurred $33,420 in accumulated deficit through March 31, 2024. The Company has financed its working capital requirements to date through the issuance of equity and debt securities. As of March 31, 2024, the Company had cash of approximately $4,091.
In connection with signing the Merger Agreement, the Company, GRI Operations and Altium Growth Fund, LP (Altium) entered into a Securities Purchase Agreement, dated December 13, 2022 (the Equity SPA), pursuant to which Altium agreed to invest $12,250 in cash and cancel any outstanding principal and accrued interest on the Bridge Notes (as defined below) in return for the issuance of shares of GRI Operations common stock (GRI Operations Common Stock) immediately prior to the consummation of the Merger. Pursuant to the Equity SPA, immediately prior to the Closing, GRI Operations issued 74,584 shares of GRI Operations Common Stock (the Initial Shares) to Altium and 298,339 shares of GRI Operations Common Stock (the Additional Shares) into escrow with an escrow agent for net proceeds of $11,704, after deducting offering expenses of $546.
At the Closing, pursuant to the Merger, the Initial Shares converted into an aggregate of 2,789 shares of the Company’s Common Stock and the Additional Shares converted into an aggregate of 11,157 shares of the Company’s Common Stock. On May 8, 2023, in accordance with the terms of the Equity SPA, the Company and Altium authorized the escrow agent to, subject to beneficial ownership limitations, disburse to Altium all of the shares of the Company’s Common Stock issued in exchange for the Additional Shares.
On February 1, 2024, the Company entered into a securities purchase agreement (the Purchase Agreement), pursuant to which the Company agreed to issue and sell, in a public offering, (i) 25,419 shares (the Shares) of Common Stock, (ii) 359,196 pre-funded warrants (the Pre-Funded Warrants) exercisable for an aggregate of 359,196 shares of Common Stock, (iii) 384,615 Series B-1 common warrants (the Series B-1 Common Warrants) exercisable for an aggregate of 384,615 shares of Common Stock, and (iv) 384,615 Series B-2 common warrants (the Series B-2 Common Warrants, and together with the Series B-1 Common Warrants, the Common Warrants) exercisable for an aggregate of 384,615 shares of Common Stock for net proceeds of $4,389, after deducting offering expenses of $1,110. The Common Warrants together with the Pre-Funded Warrants are referred to as the “Warrants.” The securities were offered in combinations of (a) one Share or one Pre-Funded Warrant, together with (b) one Series B-1 Common Warrant and one Series B-2 Common Warrant, for a combined purchase price of $14.30 (less $0.0013 for each Pre-Funded Warrant).
Subject to certain ownership limitations, the Warrants became exercisable upon issuance. Each Pre-Funded Warrant is exercisable for one share of Common Stock at a price per share of $0.0013 and does not expire. Each Series B-1 Common Warrant is exercisable into one share of Common Stock at a price per share of $14.30 for a five-year period after February 6, 2024, the date of issuance. Each Series B-2 Common Warrant is exercisable into one share of Common Stock at a price per share of $14.30 for an 18-month period after February 6, 2024 the date of issuance. In connection with the issuance of the Shares and Warrants pursuant to the Purchase Agreement, the exercise price of the Series A-1 Warrants was reduced to par, or $0.0001, per share pursuant to the terms of the Series A-1 Warrants.
Based on the Company’s current operating plan, the Company believes that its existing cash and cash equivalents will be sufficient to fund its operating expenses and capital expenditure requirements into the third quarter of 2024.
The Company’s ability to continue as a going concern is dependent on its ability to raise additional capital to fund its business activities, including its research and development program. The Series T Warrants issued in connection with the Merger are not presently subject to forced exercise by the Company as the equity conditions for their forced exercise, which include (among other things) a requirement that shares of Common Stock have a value weighted average price of at least $838.11 per share for the periods specified in the Series T Warrants, are not met. The Company intends to raise capital through additional issuances of equity securities and/or short-term or long-term debt arrangements, but there can be no assurances any such financing will be available when needed, even if the Company’s research and development efforts are successful. If the Company is not able to obtain additional financing on acceptable terms and in the amounts necessary to fully fund its future operating requirements, it may be forced to reduce or discontinue its operations entirely. Therefore, there is substantial doubt about the Company’s ability to continue as a going concern for a period of one year from the issuance of these financial statements. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might result from this uncertainty.